Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 142,010	$ 176,622
Accounts receivable, net of allowance for doubtful accounts of $439 and $137, respectively	22,677	15,589
Due from related parties, net of allowance for doubtful accounts of $634 and $514, respectively	3,420	2,142
Programming rights	5,441	5,748
Deferred taxes	4,222	3,472
Prepaid taxes and other current assets	8,071	4,078
Total current assets	185,841	207,651
Programming rights	6,652	7,000
Property and equipment, net	23,867	24,675
Deferred financing costs, net	2,758	3,251
Broadcast license	41,356	41,356
Goodwill	164,887	130,794
Other intangibles, net	91,611	34,610
Other assets	1,425	783
Total Assets	518,397	450,120
Current Liabilities
Accounts payable	2,176	1,566
Due to related parties	787	738
Accrued agency commissions	6,642	6,101
Accrued compensation and benefits	3,391	2,374
Accrued marketing	3,245	685
Other accrued expenses	5,312	4,243
Programming rights payable	4,228	4,585
Current portion of long-term debt	2,250	1,750
Total current liabilities	28,031	22,042
Programming rights payable	111	837
Long-term debt, net of current portion	219,541	170,731
Deferred taxes	11,670	13,647
Defined benefit pension obligation	2,631	2,075
Total Liabilities	261,984	209,332
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value; 50,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2014 and December 31, 2013
Additional paid-in capital	246,858	240,817
Treasury stock, at cost; 146,703 at December 31, 2014 and 65,549 at December 31, 2013	(1,961)	(938)
Retained earnings	12,098	1,541
Accumulated comprehensive loss	(586)	(636)
Total Stockholders' Equity	256,413	240,788
Total Liabilities and Stockholders' Equity	518,397	450,120
Common Class A
Stockholders' Equity
Common stock	1	1
Common Class B
Stockholders' Equity
Common stock	$ 3	$ 3